Prepaid Expesnes and Other Accounts Receivavable (Tables)	12 Months Ended
Dec. 31, 2025
Prepaid Expesnes and Other Accounts Receivavable [Abstract]
Schedule of Prepaid Expenses and Other Accounts Receivable

The following table summarizes the composition of the Group’s prepaid expenses and other accounts receivable:

	December 31,
	2025	2024
Prepaid expenses and advances to suppliers	$44,228	$47,997
Government authorities	28,859	34,414
Employees	281	367
Related Parties (see Note 18)	264	213
Others	6,972	6,891
	$80,604	$89,882